BOYAR VALUE FUND, INC.

Supplement dated July 25, 2005 (effective at the close of business)

To the Prospectus Dated May 1, 2005

The following information supersedes any contrary information contained in the Boyar Value Fund, Inc. (the “Fund”) Prospectus dated May 1, 2005 (the “Prospectus”):

Reference is made to the section entitled “EXPENSE INFORMATION” located on page 4 of the Prospectus.  Footnote (c) to this section is deleted in its entirety and replaced with the following:

(c)   There is a wire transfer fee charge in the case of redemptions made by wire transfer.  Such fee is subject to change and is currently $10.

Reference is made to the section entitled “MANAGEMENT OF THE FUND - SALES CHARGES” located on pages 12-14 of the Prospectus.  The second paragraph on page 13 is deleted in its entirety and replaced with the following:

Please direct inquiries concerning the services described in this section to Gemini Fund Services, LLC (the “Transfer Agent”) at Boyar Value Fund, Inc., c/o Gemini Funds Services, LLC, 4020 South 147th Street, Suite 2, Omaha, NE 68137 or by calling 1-800-266-5566.

Reference is made to the section entitled “HOW TO PURCHASE SHARES” on pages 14-16 of the Prospectus.  The first paragraph on page 15 is deleted in its entirety and replaced with the following:

Your initial investment in the Fund ordinarily must be at least $5,000 ($3,000 for tax-deferred retirement plans).  You may open an account and make an initial investment through securities dealers having a sales agreement with the Distributor.  You may also make a direct initial investment by sending a check and a completed account application form to Boyar Value Fund, Inc., c/o Gemini Funds Services, LLC, 4020 South 147th Street, Suite 2, Omaha, NE 68137.  Your check must be made payable to the “Boyar Value Fund.” An account application is included with this Prospectus.

Reference is made to the subsection entitled “Regular Mail Orders” on page 15 of the Prospectus.  The information contained in this subsection is deleted in its entirety and replaced with the following:

Please complete and sign the Account Application form accompanying this Prospectus and send it with your check, made payable to Boyar Value Fund, Inc., to:

                                        Boyar Value Fund, Inc.

                                        c/o Gemini Fund Services, LLC

                                        4020 South 147th Street, Suite 2

                                        Omaha, NE 68137

Please retain this supplement for future reference.

Reference is made to the subsection entitled “Bank Wire Orders” on page 15 of the Prospectus.  The information contained in the first paragraph in this subsection is deleted in its entirety and replaced with the following:

Provided the Transfer Agent has received a completed account application, investments can be made directly by bank wire.  To establish a new account or add to an existing account by wire, please call the Fund at 1-800-266-5566 for instructions.  You will need to instruct a Federal Reserve System member bank to wire funds to:  First National Bank of Omaha, ABA No. 104000016, Credit:  Boyar

Value Fund, Inc., DDA No. 110192361, FBO:  Shareholder Name, Name of Fund, Shareholder Account Number.  Your bank may impose a charge for sending your wire.  There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service.

Reference is made to the section entitled “HOW TO REDEEM SHARES” on page 16 of the Prospectus.  The information contained in the third paragraph in this section is deleted in its entirety and replaced with the following:

              Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on you application.  For a $10 fee, which will be deducted from your redemption proceeds, we can transmit the proceeds by wire to a pre-authorized bank or brokerage account.  The Fund reserves the right, upon 30 day’s notice, to change the processing fee.  Your bank or brokerage firm may also impose a charge for processing the wire.  In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Reference is made to the heading entitled “Custodian” on the back cover of the Prospectus.  The information contained under this heading is deleted in its entirety and replaced with the following:

                                        Bank of New York

                                        1 Wall Street, 25th Floor

                                        New York, NY 10286

                                                                           Please retain this supplement for future reference.

BOYAR VALUE FUND, INC.

Supplement dated July 25, 2005 (effective at the close of business)

To the Statement of Additional Information Dated May 1, 2005

The following information supersedes any contrary information contained in the Boyar Value Fund, Inc. (the “Fund”) Statement of Additional Information dated May 1, 2005 (the “SAI”):

Reference is made to the section entitled “CUSTODIAN” located on page 34 of the SAI.  The information contained under this section is deleted in its entirety and replaced with the following:

The Bank of New York, 1 Wall Street, 25th Floor, New York, NY 10286, has been retained to act as Custodian for the Fund’s investments.  The Bank of New York acts as the Fund’s depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

Reference is made to the section entitled “BISYS FUND SERVICES” located on page 34 of the SAI.  The information contained in this section is deleted in its entirety and replaced with the following:

GEMINI FUND SERVICES, LLC

The Fund has entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS will provide administrative, fund accounting and transfer agent services to the Fund. GFS has its principal office at The Hauppauge Corporate Center, 150 Motor Parkway, Suite 205, Hauppauge, New York 11788. GFS’s compensation for providing such services and necessary personnel is:

Administration.  The Fund pays GFS a minimum annual fee or basis points in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly.

Fund Accounting.  Total charges for Fund Accounting services include fees and out-of-pocket expenses.  Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, plus a flat fee for each additional class.

Transfer Agent.  For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges, billed monthly.

Prior to July 25, 2005, the Fund’s administrator, fund accountant and transfer agent was Bisys Fund Services Ohio, Inc. (“BISYS”). For its services as administrator, fund accountant and transfer agent, BISYS received a monthly fee, based on average daily net assets of the Fund, subject to minimum fee levels.

For the fiscal year ended December 31, 2004, the Fund paid BISYS $92,508 in fees under its Master Services Agreement with BISYS. For the fiscal year ended December 31, 2003, the Fund paid BISYS $55,045, in fees under the Master Services Agreement.

Prior to July 1, 2003, the Fund’s administrator, fund accountant and transfer agent was Integrated Fund Services, Inc. (“Integrated”). For its services as transfer agent, fund accountant and administrator, Integrated received fees for each service based on the average daily net assets of the Fund.

For the period January 1, 2003 to June 30, 2003, Integrated received fees of $9,374, $10,000, and $8,166 for administrative, fund accounting and transfer agent services, respectively. For the fiscal year ended December 31, 2002, Integrated received fees of $19,942, $24,000 and $15,584 for administrative, fund accounting and transfer agent services, respectively.

Please retain this supplement for future reference.